Vanguard® Windsor™ Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.1%)
Communication Services (4.9%)
	T-Mobile US Inc.	1,613,314	294,075
	Walt Disney Co.	2,782,629	260,704
*	Charter Communications Inc. Class A	600,185	227,902
*	Live Nation Entertainment Inc.	1,957,560	188,298
	Electronic Arts Inc.	990,317	149,478
	Alphabet Inc. Class A	638,147	109,468
			1,229,925
Consumer Discretionary (5.4%)
*	Mohawk Industries Inc.	1,060,308	170,784
	NIKE Inc. Class B	2,254,917	168,803
	Lear Corp.	1,381,940	168,652
	Gentex Corp.	5,216,818	162,034
[1]	Magna International Inc.	3,499,754	155,284
	Wyndham Hotels & Resorts Inc.	2,012,331	152,374
	PVH Corp.	1,007,007	102,705
	Newell Brands Inc.	11,866,202	101,931
	Ross Stores Inc.	704,339	100,882
	Las Vegas Sands Corp.	1,796,703	71,275
			1,354,724
Consumer Staples (6.8%)
	Tyson Foods Inc. Class A	7,720,047	470,151
	Unilever plc (XLON)	4,395,944	270,151
	Constellation Brands Inc. Class A	1,046,487	256,557
	Keurig Dr Pepper Inc.	6,050,046	207,396
	Sysco Corp.	2,506,674	192,136
	Kenvue Inc.	10,095,218	186,661
	Dollar General Corp.	1,023,170	123,179
			1,706,231
Energy (7.8%)
	Schlumberger NV	7,320,746	353,519
	Williams Cos. Inc.	6,614,077	284,008
	ConocoPhillips	2,521,645	280,407
	Canadian Natural Resources Ltd.	7,345,685	260,625
	Halliburton Co.	7,007,887	243,034
	Shell plc ADR	2,806,534	205,494
[1]	Enbridge Inc.	4,515,276	168,981
	NOV Inc.	4,383,136	91,257
	Exxon Mobil Corp.	578,725	68,631
			1,955,956
Financials (21.2%)
	Morgan Stanley	4,677,789	482,795
	Wells Fargo & Co.	6,974,089	413,842
	MetLife Inc.	4,973,578	382,219
	Voya Financial Inc.	4,601,058	334,635
	Equitable Holdings Inc.	7,308,475	318,723
	Raymond James Financial Inc.	2,674,869	310,285
	Capital One Financial Corp.	1,761,259	266,655
	Allstate Corp.	1,550,385	265,302
	M&T Bank Corp.	1,508,200	259,667
	Chubb Ltd.	914,802	252,174
	Everest Group Ltd.	631,155	247,962
	Bank of America Corp.	5,477,454	220,796
	Citigroup Inc.	3,376,028	219,037
	Global Payments Inc.	1,837,202	186,733
*	Corpay Inc.	622,531	181,667
	Goldman Sachs Group Inc.	328,699	167,318
	TPG Inc.	3,014,768	153,723
	JPMorgan Chase & Co.	706,849	150,417

Vanguard® Windsor™ Fund
		Shares	Market Value ($000)
	Globe Life Inc.	1,570,130	145,614
	Charles Schwab Corp.	2,150,809	140,211
	UBS Group AG (Registered)	4,155,129	125,402
	American International Group Inc.	461,028	36,527
	Invesco Ltd.	852,369	14,712
			5,276,416
Health Care (17.6%)
	Pfizer Inc.	16,484,365	503,432
	Humana Inc.	1,016,177	367,460
	AstraZeneca plc ADR	3,358,471	265,823
	UnitedHealth Group Inc.	454,488	261,858
*	Centene Corp.	3,369,501	259,182
	Quest Diagnostics Inc.	1,673,214	238,098
	Agilent Technologies Inc.	1,655,267	234,055
	Sanofi SA ADR	4,342,338	224,977
	Baxter International Inc.	5,958,178	213,422
*	Edwards Lifesciences Corp.	3,276,751	206,599
	CVS Health Corp.	3,292,521	198,638
	Novartis AG (Registered)	1,646,860	183,835
	Medtronic plc	2,087,089	167,635
*	United Therapeutics Corp.	523,943	164,146
[1]	Fresenius Medical Care AG & Co. KGaA ADR	8,204,589	158,267
	Bristol-Myers Squibb Co.	3,246,818	154,419
	Teleflex Inc.	501,801	110,858
	Cigna Group	298,096	103,937
	Elevance Health Inc.	186,825	99,396
*	DexCom Inc.	1,310,591	88,884
	Cardinal Health Inc.	643,114	64,845
	McKesson Corp.	65,225	40,245
	Johnson & Johnson	220,926	34,873
	Encompass Health Corp.	374,990	34,852
			4,379,736
Industrials (10.1%)
	SS&C Technologies Holdings Inc.	3,635,214	265,189
	Dover Corp.	1,404,483	258,790
	United Parcel Service Inc. Class B (XNYS)	1,948,936	254,083
	General Dynamics Corp.	838,013	250,323
	Emerson Electric Co.	1,848,250	216,448
	Knight-Swift Transportation Holdings Inc.	3,832,379	208,596
	Delta Air Lines Inc.	4,618,526	198,689
	Techtronic Industries Co. Ltd.	15,027,750	192,456
*	Builders FirstSource Inc.	874,873	146,427
	Toro Co.	1,043,695	99,913
*	Middleby Corp.	655,348	88,852
	Airbus SE	535,363	81,015
	Leidos Holdings Inc.	489,946	70,748
	RTX Corp.	562,182	66,051
	AerCap Holdings NV	684,692	64,327
	Westinghouse Air Brake Technologies Corp.	320,930	51,718
			2,513,625
Information Technology (10.7%)
	Skyworks Solutions Inc.	2,945,681	334,688
	NXP Semiconductors NV	1,170,947	308,146
*	Adobe Inc.	494,343	272,704
	Cognizant Technology Solutions Corp. Class A	2,620,169	198,294
	QUALCOMM Inc.	1,095,545	198,239
	Accenture plc Class A	580,656	191,977
*	Enphase Energy Inc.	1,627,066	187,292
	Salesforce Inc.	645,372	167,022
	TE Connectivity Ltd.	1,059,573	163,524
	Micron Technology Inc.	1,469,743	161,407
	Amdocs Ltd.	1,630,266	142,599
*	ON Semiconductor Corp.	1,812,124	141,799
*	First Solar Inc.	478,608	103,375
	Samsung Electronics Co. Ltd. (XKRX)	913,912	56,354
	Cisco Systems Inc.	556,397	26,958
			2,654,378

Vanguard® Windsor™ Fund
		Shares	Market Value ($000)
Materials (4.2%)
	Rio Tinto plc ADR	3,267,183	212,890
	Dow Inc.	3,814,708	207,787
	Reliance Inc.	605,750	184,487
	PPG Industries Inc.	1,421,497	180,502
	CRH plc (SGMX)	1,624,735	138,195
	FMC Corp.	2,096,470	122,350
			1,046,211
Real Estate (4.3%)
	American Tower Corp.	1,457,623	321,260
	Equinix Inc.	342,847	270,932
	UDR Inc.	4,256,801	170,570
	AvalonBay Communities Inc.	647,936	132,775
*	Jones Lang LaSalle Inc.	528,008	132,477
*	CBRE Group Inc. Class A	384,588	43,347
			1,071,361
Utilities (4.1%)
	Edison International	6,143,019	491,503
	Exelon Corp.	7,888,506	293,452
	Iberdrola SA (XMAD)	17,430,900	230,231
			1,015,186
Total Common Stocks (Cost $19,703,274)			24,203,749
Temporary Cash Investments (2.7%)
Money Market Fund (1.9%)
[2,3]	Vanguard Market Liquidity Fund, 5.390%	4,675,266	467,480
		Face Amount ($000)
Repurchase Agreements (0.8%)
	Bank of America Securities, LLC 5.350%, 8/1/24 (Dated 7/31/24, Repurchase Value $155,723,000, collateralized by Fannie Mae 1.500%–6.000%, 7/1/32–4/1/53, and Freddie Mac 2.000%–6.500%, 5/1/26–1/1/54, with a value of $158,814,000)	155,700	155,700
	JP Morgan Securities LLC 5.340%, 8/1/24 (Dated 7/31/24, Repurchase Value $46,707,000, collateralized by U.S. Treasury Note/Bond 2.000%–4.750%, 7/31/25–8/15/51, with a value of $47,634,000)	46,700	46,700
			202,400
Total Temporary Cash Investments (Cost $669,830)			669,880
Total Investments (99.8%) (Cost $20,373,104)			24,873,629
Other Assets and Liabilities—Net (0.2%)			60,393
Net Assets (100%)			24,934,022
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,301,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $20,992,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	765	212,594	(3,510)

Vanguard® Windsor™ Fund
A.Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	23,051,512	1,152,237	—	24,203,749
Temporary Cash Investments	467,480	202,400	—	669,880
Total	23,518,992	1,354,637	—	24,873,629
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	3,510	—	—	3,510
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.